Directors and key management compensation - Directors (Details) € in Millions	12 Months Ended
	Mar. 31, 2019 EUR (€) director	Mar. 31, 2018 EUR (€) director	Mar. 31, 2017 EUR (€) director
Directors and key management compensation
Salaries and fees	€ 4.0	€ 4.0	€ 4.0
Incentive schemes	2.0	3.0	2.0
Other benefits		1.0	1.0
Total	€ 6.0	8.0	7.0
Pre-tax gain on exercise of share options		€ 0.1	€ 0.7
Number of directors made gain on exercise of share options before tax | director	0	1	1